                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check Here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boyar Asset Management Inc.
Address: 35 East 21st Street
         New York, NY 10010

Form 13F File Number: 28-10330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark A. Boyar
Title: President
Phone: 212-995-8300

Signature, Place, and Date of Signing:


/s/ Mark A. Boyar                        New York, New York    February 10, 2011
-------------------------------------   --------------------   -----------------
           [Signature]                      [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      49

Form 13F Information Table Value Total: $75,069 (in thousands)
                                        -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

FORM 13F - HOLDINGS REPORT

                        CLASS             VALUE    # OF  SH/ PUT/ INVESTMENT   OTHER
ISSUER NAME             TITLE   CUSIP   (x 1000)  SHARES PRN CALL DISCRETION MANAGERS   SOLE  SHARE NONE
-----------             ----- --------- -------- ------- --- ---- ---------- -------- ------- ----- ----
ALTRIA CROUP INC         COM  02209S103   236160   9,600 SH                             9,600
AMERICAN EXPRESS CO      COM  25816109    383015   9,010 SH                             9,010
AMERIPRISE FINL INC      COM  03076C106  2627157  45,555 SH                            45,555
AOL INC COM              COM  00184X105  1366791  56,902 SH                            56,902
BANK OF AMER CORP        COM  60505104   1918535 144,468 SH                           144,468
BANK OF NEW YORK MELL    COM  64058100   2451522  81,230 SH                            81,230
BRISTOL MYERS SQUIBB     COM  110122108  1388149  52,482 SH                            52,482
BROADRIDGE FINL SOLUT    COM  11133T103   338908  15,363 SH                            15,363
CABLEVISION SYS CORP     COM  12686C109  1720452  50,468 SH                            50,468
CALLAWAY GOLF CO COM     COM  131193104    82000  10,000 SH                            10,000
CARNIVAL PAIRED CERTI    COM  143658300  1444276  31,452 SH                            31,452
CBS CORP NEW  CL B       COM  124857202  1205074  63,259 SH                            63,259
CISCO SYS INC COM        COM  17275R102   847637  41,900 SH                            41,900
CITIGROUP INC.           COM  172967101  2308129 484,901 SH                           484,901
CLOROX CO DEL COM        COM  189054109  1349168  21,200 SH                            21,200
COMCAST CORP  CLA A SPL  COM  20030N200  2701504 130,005 SH                           130,005
CVS CORP                 COM  126650100   376250  10,750 SH                            10,750
DELL INC                 COM  24702R101   549413  40,250 SH                            40,250
DIEBOLD INC              COM  253651103   611635  19,060 SH                            19,060
DISNEY WALT PRODTNS      COM  254687106  1737873  46,368 SH                            46,368
GENERAL ELEC CO          COM  369604103  1619110  89,011 SH                            89,011
HEINZ H J CO             COM  423074103  2120278  42,938 SH                            42,938
HOME DEPOT INC           COM  437076102  3367964  96,614 SH                            96,614
INTEL CORP               COM  458140100  1341076  63,800 SH                            63,800
INTERNATIONAL SPEEDWA    COM  460335201   362848  13,600 SH                            13,600
J.P. MORGAN CHASE & C    COM  46625H100  3013111  71,350 SH                            71,350
JOHNSON & JOHNSON        COM  478160104   984846  15,900 SH                            15,900
KRAFT FOODS INC CL A     COM  50075N104  2948485  93,573 SH                            93,573
MADISON SQUARE GARDEN    COM  55826P100  1365552  53,300 SH                            53,300
MARRIOTT INTL INC NEW    COM  571903202  1310344  31,605 SH                            31,605
MEREDITH CORP            COM  589433101  2126843  60,976 SH                            60,976
MGM GRAND INC            COM  552953101   492128  33,207 SH                            33,207
MICROSOFT CORP           COM  594918104  2826385 101,486 SH                           101,486
MIDAS GROUP INC          COM  595626102  2488633 296,619 SH                           296,619
NASDAQ STOCK MARKET I    COM  631103108  1576944  66,286 SH                            66,286
ORIENT-EXPRESS HOTELS    COM  G67743107   505310  38,870 SH                            38,870
PFIZER INC               COM  717081103  3038153 173,708 SH                           173,708
PHILIP MORRIS INTL IN    COM  718172109   239809   4,100 SH                             4,100
PLAYBOY ENTERPRISES I    COM  728117300  1894830 360,920 SH                           360,920
SAKS INC                 COM  79377W108  1147522 107,045 SH                           107,045
SYMS CORP COM            COM  871551107   314798  45,100 SH                            45,100
SYSCO CORP COM           COM  871829107   937222  31,900 SH                            31,900
TIME WARNER INC COM      COM  887317303  2786059  86,874 SH                            86,874
TRAVELERS COMPANIES I    COM  89417E109  3144536  56,618 SH                            56,618
UNITED PARCEL SVC INC    COM  911312106  2130251  29,310 SH                            29,310
VERIZON COMMUNICATION    COM  92343V104   463062  13,022 SH                            13,022

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
WEIGHT WATCHERS INTL     COM  948626106  1573030  42,229 SH                            42,229
WENDYS ARBYS GROUP IN    COM  950587105  2094830 450,501 SH                           450,501
WESTERN UN CO COM        COM  959802109  1212317  65,354 SH                            65,354